STOCKBASED COMPENSATION (Details 2) - $ / shares	6 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Options outstanding	8,000,000	16,000,000	0
Weighted average remaining life	4 years 5 months 1 day	4 years 11 months 15 days
Weighted average exercise price	$ 0.015	$ 0.015	$ 0
$0.01
Options outstanding	5,000,000	8,000,000
Weighted average remaining life	4 years 6 months	5 years
Weighted average exercise price	$ 0.01	$ 0.01
Options outstanding, vested	2,083,333	1,333,333
Weighted average exercise price, vested	$ 0.01	$ 0.01
Weighted average remaining life, vested	4 years 6 months	5 years
$0.02
Options outstanding	3,000,000	8,000,000
Weighted average remaining life	4 years 3 months 29 days	4 years 11 months 1 day
Weighted average exercise price	$ 0.02	$ 0.02
Options outstanding, vested	1,750,000	250,000
Weighted average exercise price, vested	$ 0.02	$ 0.02
Weighted average remaining life, vested	4 years 3 months 29 days	4 years 11 months 1 day
Options [Member]
Options outstanding	8,000,000	16,000,000
Weighted average remaining life	4 years 5 months 1 day	4 years 11 months 15 days
Weighted average exercise price	$ 0.01375	$ 0.015
Options outstanding, vested	3,833,333	1,583,333
Weighted average exercise price, vested	$ 0.0146	$ 0.015
Weighted average remaining life, vested	4 years 5 months 1 day	4 years 11 months 15 days